STOCKHOLDERS' EQUITY (Details 4) - Equity Incentives Plan Two [Member] - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	95,881	98,299	70,091
Weighted Average Exercise Price	$ 266.80	$ 280.50	$ 381.50
Number Exercisable (in shares)	65,614	57,127
Exercisable Weighted Average Exercise Price	$ 376.00	$ 447.90
Exercise Prices Range 1 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	47,461
Weighted Average Remaining Contractual Life (in years)	8 years 4 months 28 days
Weighted Average Exercise Price	$ 29.40
Number Exercisable (in shares)	20,470
Exercisable Weighted Average Exercise Price	$ 47.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	10.5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 80.5
Exercise Prices Range 2 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	22,307
Weighted Average Remaining Contractual Life (in years)	5 years 22 days
Weighted Average Exercise Price	$ 147.40
Number Exercisable (in shares)	19,031
Exercisable Weighted Average Exercise Price	$ 147.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	84
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 238
Exercise Prices Range 3 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	23,528
Weighted Average Remaining Contractual Life (in years)	1 year 2 months 8 days
Weighted Average Exercise Price	$ 688.30
Number Exercisable (in shares)	23,528
Exercisable Weighted Average Exercise Price	$ 688.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	350
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 700
Exercise Prices Range 4 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	2,585
Weighted Average Remaining Contractual Life (in years)	2 years 7 days
Weighted Average Exercise Price	$ 1,819.80
Number Exercisable (in shares)	2,585
Exercisable Weighted Average Exercise Price	$ 1,819.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	1,225
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2,887.5